EARNING PER SHARE (Schedule of Basic and Diluted Earning Per Share) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ILS (₪) shares	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2017 ILS (₪) shares
Basic earnings per share:
Net Income | ₪			₪ 51,511	₪ 24,967	₪ 25,023
Weighted average number of shares used in computing basic and diluted earnings per share from continuing operations		13,217,017	13,217,017	13,240,913	13,240,913
US Dollars [Member]
Basic earnings per share:
Net Income | $	[1]	$ 14,904
Weighted average number of shares used in computing basic and diluted earnings per share from continuing operations	[1]	13,217,017	13,217,017

[1]	Convenience Translation into US Dollars.